Note 12 - Derivative Instruments (Details Textual) $ in Millions	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Notional amount		$ 75		$ 75	$ 75
Hedged item, assets	$ 139,500,000
Subordinated liabilities		$ 75
Interest rate swap contract [member]
Statement Line Items [Line Items]
Notional amount	20,600,000		$ 22,000,000
Financial assets qualified for hedge accounting	20,600,000		22,000,000
Hedged item, assets	21,000,000
Interest rate swap contract [member] | Other liabilities [member]
Statement Line Items [Line Items]
Financial liabilities	33,000		$ 19,000
Currency swap contract [member]
Statement Line Items [Line Items]
Notional amount	98,300,000
Financial assets qualified for hedge accounting	41,200,000
Financial liabilities	346,000
Hedged item, assets	139,500,000
Forward contract [member]
Statement Line Items [Line Items]
Notional amount	12,100,000
Financial assets	$ 43,000,000,000